THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                          THIRD AVENUE HIGH YIELD FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND

    Supplement dated October 15, 1998 to Prospectus dated September 15, 1998

    THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDS' PROSPECTUS DATED SEPTEMBER 15, 1998.

    THIRD AVENUE VALUE FUND has reopened to new investors effective October 15, 1998.